Income Taxes (Details) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Sep. 30, 2023
Income Taxes (Details) [Line Items]
Change In valuation allowance	$ 127,090	$ 369,323
Unrecognized tax benefits
Accrued interest and penalties
State and Local Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Operating loss carryforwards
Foreign Tax Authority [Member]
Income Taxes (Details) [Line Items]
Operating loss carryforwards	$ 152,000